Other Receivables, Prepayments, Prepaid Expenses and Deposits (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Receivables [Abstract]
Schedule of Other Receivables, Prepayments, Prepaid Expenses and Deposits

	Period Ended	Year Ended
	December 31, 2018	March 31, 2018
	(Unaudited)	(Restated)

Deposits	$2,232	$1,820
Other receivables	$77,979	$79,206
Prepayments	$4,844	$3,968
Total other receivables, prepayments and deposits	$85,055	$84,994

Prepaid expenses and deposits consisted of the following as at March 31, 2018:

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
	(Restated)	(Restated)
Deposits	$1,820	$-
Other receivables	$79,206	$6,160
Prepayments	$3,968	$-
Total prepaid expenses and deposits	$84,994	$6,160